Segment Information Geographic Allocation of Lease Rental Income and Management Fees (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Segment Reporting Information [Line Items]
Total lease rental income	$ 203,232	$ 187,434	$ 401,950	$ 356,678
Asia
Segment Reporting Information [Line Items]
Total lease rental income	97,998	97,382	195,263	182,575
Europe
Segment Reporting Information [Line Items]
Total lease rental income	95,999	81,691	188,935	157,966
North / South America
Segment Reporting Information [Line Items]
Total lease rental income	8,949	8,016	17,275	15,375
All other international
Segment Reporting Information [Line Items]
Total lease rental income	286	345	477	762
Total Management Fees
Segment Reporting Information [Line Items]
Revenue	1,591	2,309	3,138	4,502
Total Management Fees | Non Leasing From External Customers
Segment Reporting Information [Line Items]
Revenue	673	1,112	1,205	2,148
Total Management Fees | Non Leasing From External Customers | Asia
Segment Reporting Information [Line Items]
Revenue		21		24
Total Management Fees | Non Leasing From External Customers | Europe
Segment Reporting Information [Line Items]
Revenue	339	446	614	883
Total Management Fees | Non Leasing From External Customers | North / South America
Segment Reporting Information [Line Items]
Revenue	9	10	17	11
Total Management Fees | Non Leasing From External Customers | Bermuda
Segment Reporting Information [Line Items]
Revenue	315	617	555	1,206
Total Management Fees | Non Leasing From External Customers | All other international
Segment Reporting Information [Line Items]
Revenue	$ 10	$ 18	$ 19	$ 24